Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Accrued operating expenses	8,747	8,962	1,281
Content acquisition costs	7,000	6,771	968
Accrued payroll and welfare	3,703	3,918	560
Bandwidth costs	2,548	3,701	529
Traffic acquisition costs	3,301	2,934	420
Tax payable	3,527	2,627	376
Accruals for purchases of fixed assets	2,395	2,420	346
Payables for purchasing inventory	3,553	1,482	212
Payable for investments	1,100	18	3
Others	5,569	6,058	866

Total accounts payable and accrued liabilities	41,443	38,891	5,561